Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 117,300,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,205.10
Total Offset Amount	0.00
Net Fee	$ 10,205.10